Investments: Investment Income (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Investment Income

	2017	2016	2015

Gross investment income:
Debt securities	$ 321	$ 363	$ 389
Policy loans	-	-	5
Cash and cash equivalents	217	53	-

Total gross investment income	538	416	394
Investment expenses	(21)	(40)	(28)

Net investment income	$ 517	$ 376	$ 366